OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of detailed information about revenues, geographic information [Table Text Block]
For the year ended December 31	2021		2020
Revenue
United States	$327,419	88%	$188,531	87%
Europe	25,707	7%	19,074	9%
Other	16,882	5%	9,782	4%
	$370,008	100%	$217,387	100%

Disclosure of detailed information about contracted revenues to the remaining performance obligations [Table Text Block]
	Total	Year 1	Year 2	Year 3	Year 4	Year 5+
Hosting and other	$1,632	$909	$651	$72	$—	$—